Fees Summary	Dec. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 26,873,588.7
Previously Paid Amount	0
Total Fee Amount	3,711.25
Total Offset Amount	0
Net Fee	$ 3,711.25